leases (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	$ 1,776	$ 1,646
Commitments under operating leases for occupancy costs	813	816
1 year hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	242	224
2 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	228	203
3 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	201	182
4 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	167	160
5 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	145	135
Thereafter
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	793	742
Arms-length lessors
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	1,638	1,381
Arms-length lessors | 1 year hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	240	218
Arms-length lessors | 2 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	222	191
Arms-length lessors | 3 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	195	169
Arms-length lessors | 4 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	161	147
Arms-length lessors | 5 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	139	122
Arms-length lessors | Thereafter
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	681	534
Related party lessors
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	138	265
Related party lessors | 1 year hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	2	6
Related party lessors | 2 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	6	12
Related party lessors | 3 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	6	13
Related party lessors | 4 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	6	13
Related party lessors | 5 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	6	13
Related party lessors | Thereafter
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	112	208
Real estate joint ventures with related parties
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	$ 46	$ 109
Future minimum lease payments due for certain leases expressed as a percentage of total leases	100.00%	100.00%
Partners' economic interest in real estate joint ventures with related parties
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	$ 92	$ 156
Real estate and vehicle
leases
Operating lease expenses	243	245
Leased real estate
leases
Occupancy costs	$ 99	$ 90
Office premises | Related party lessors
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments due under operating leases expressed as a percentage of the total leases	28.00%	33.00%
The number of the largest leases in total leases	5
Weighted average term of leases	13 years	13 years
Wireless site leases | Related party lessors
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments due for certain leases expressed as a percentage of total leases	34.00%	29.00%
Weighted average term of leases	14 years	14 years